Investment Strategy - 2x Anthropic ETF	Nov. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to the share price of Anthropic for a single day. The Fund obtains this exposure principally through: (i) swap agreements that provide exposure to the daily performance of Anthropic (“Anthropic Swaps”); (ii) equity securities of Anthropic; (iii) exchange-traded futures contracts that reference Anthropic; (iv) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that the Adviser has determined have exposure to Anthropic (“Other Investment Companies”); and (v) option contracts that reference Anthropic or Other Investment Companies (together, “Anthropic-Linked Instruments”); and (vi) cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s Anthropic-Linked Instruments (“Collateral Investments”). Certain of the Anthropic-Linked Instruments, such as Other Investment Companies or options that reference Anthropic or Other Investment Companies, are unavailable for investment as of the date of this prospectus, though are expected to become available in the future.

The investment adviser to the Fund is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will concentrate its investments (as the term “concentrate” is used in the 1940 Act) in the industry or group of industries in which Anthropic operates. Currently, Anthropic is classified under the artificial intelligence, technology, software & foundation model development industry of the Information Technology sector. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Anthropic-Linked Instruments. For purposes of this policy, the Fund will value its derivative instruments at their notional value.

Anthropic

Anthropic is an artificial intelligence company that develops large language models and other artificial intelligence (“AI”) systems for consumers, businesses, and developers. Anthropic was founded in 2021 by a team of researchers responsible for many of the breakthroughs that define AI. Anthropic is first and foremost a research lab, with a mission of the responsible development and maintenance of advanced AI for the long-term benefit of humanity. Its frontier AI, “Claude”, is delivered to consumers through Anthropic’s models, platform and applications. Claude is accessible through multiple product surfaces, including Claude Platform (the comprehensive agentic development environment), Claude Code (the coding agent), and Claude Cowork (the knowledge work agent). Anthropic has a novel capital and corporate governance structure, and operates as a “public benefit corporation.” That classification results in the board of directors of Anthropic balancing the pecuniary interests of shareholders, the interests of those materially affected by its conduct, and the public benefit purpose that Anthropic promotes (i.e., the responsible development and maintenance of advanced AI for the long-term benefit of humanity). Additionally, Anthropic has implemented an innovative governance structure featuring a long-term benefit trust (the “LTBT”), which is designed to ensure Anthropic is managed in a manner that responsibly balances its tripartite goals as a public benefit corporation and owns the Class T common stock, and by issuing Class F common stock to a limited liability company of which the seven co-founders of Anthropic are the initial sole members (the “Founder LLC”). Each of the LTBT and Founder LLC will have significant influence over the board of directors of Anthropic. For additional information see “Additional Information Regarding the Fund’s Principal Investment Strategy”.

The Fund has derived all disclosures contained in this document regarding Anthropic from publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Anthropic is accurate or complete.

Anthropic is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Anthropic is subject to the informational requirements of the Exchange Act and files reports and other information with the SEC. You can find additional information about Anthropic through the SEC’s website at www.sec.gov by reference to its CIK: 0002130357.

Anthropic commenced its initial public offering on November 19, 2026. Consequently, public information about the company’s operating history is limited. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Anthropic have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Anthropic could affect the value of the Fund’s investments with respect to Anthropic and therefore the value of the Fund.

Exposure to Anthropic

In order to obtain 2x daily exposure to Anthropic, the Fund intends to invest in one or more Anthropic-Linked Instruments, including Anthropic Swaps, equity securities of Anthropic, exchange-traded futures contracts that reference Anthropic, shares of Other Investment Companies, and option contracts that reference Anthropic or Other Investment Companies. The Fund initially intends to obtain its sought-after exposure to Anthropic via Anthropic Swaps, however, the Adviser will on a continuous basis evaluate and determine the best vehicle to obtain the Fund’s sought-after exposure. It is possible that the particular Anthropic-Linked Instrument the Fund uses to obtain its sought-after exposure will change over time. Additional information regarding each of those investments is below:

Anthropic Swaps. Swap agreements are contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year, pursuant to which the parties agree to exchange payments based on the change in value of an underlying reference asset. The Anthropic Swaps are typically over-the-counter contracts between the Fund and a counterparty and are not traded on an exchange or centrally cleared. For the Fund’s swap agreements, the underlying reference asset is the equity securities of Anthropic.

Through each Anthropic Swap, the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) earned or realized on the share price of Anthropic. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” (meaning the face amount of the instrument), e.g., the return on or change in value of a particular dollar amount representing the share price of Anthropic. The terms of the Anthropic Swaps are expected to provide that only the net amount of the payments owed by each party is paid to the party entitled to receive it, based on the relative values of the positions held by each party. An Anthropic Swap has an economic effect similar to that of a direct investment in Anthropic in an amount equal to the notional amount of the swap. The return to the Fund on an Anthropic Swap should be the gain or loss on the notional amount, plus any dividends or distributions on Anthropic, less the financing rate paid by the Fund to the counterparty. However, unlike a direct investment in Anthropic, the Fund will not be an owner of Anthropic and will not have voting or similar rights with respect to such stock.

Because the Fund’s Anthropic Swaps reference the market price of the equity securities of Anthropic, the performance of the Anthropic Swaps is expected to closely track the performance of Anthropic. However, differences in pricing, financing costs, transaction costs, and other factors associated with the Anthropic Swaps may cause the Fund’s returns to differ from twice the daily share price of Anthropic, and the Fund may underperform or outperform a direct investment in Anthropic.

Futures Contracts. The Fund may invest in cash-settled futures contracts referencing Anthropic. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the share price of a futures contract goes up, and the buyer pays cash to the counterparty if the share price of the futures contract goes down. In order to maintain its 2x daily exposure to Anthropic, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango,” which will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation,” which may positively affect the performance of the Fund. The returns of the Fund’s futures contracts referencing Anthropic may differ from that of Anthropic due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

Other Investment Companies. The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Option Contracts that Reference Anthropic or Other Investment Companies. The Fund may invest in exchange-listed option contracts on shares of Anthropic and Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

The Fund generally intends to reset its exposure to Anthropic in order to maintain its 2x daily leveraged exposure to Anthropic. The Fund generally seeks to remain fully invested at all times in investments that, in combination, provide leveraged exposure to Anthropic without regard to market conditions, trends, or direction.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s obligations to obtain exposure to Anthropic. The Fund expects that it will primarily invest its assets in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to Anthropic, maintain its tax status as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”) on days in and around quarter-end, or because of liquidity or other constraints, the Fund may also invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases. As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

Because the Fund intends to qualify for treatment as a RIC under the Code, the Fund may need to reduce its holdings in Anthropic-Linked Instruments to not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments may significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to Anthropic, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. To the extent the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Anthropic-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will concentrate its investments (as the term “concentrate” is used in the 1940 Act) in the industry or group of industries in which Anthropic operates.